Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Common Share
Table 22.1 shows earnings per common share and diluted earnings per common share and reconciles the numerator and denominator of both earnings per common share calculations. See Note 1 (Summary of Significant Accounting Policies) for discussion of private share repurchases and the Consolidated Statement of Changes in Equity and Note 19 (Common Stock and Stock Plans) for information about stock and options activity and terms and conditions of warrants.

Table 22.1: Earnings Per Common Share Calculations

	Year ended December 31,
(in millions, except per share amounts)	2015	2014	2013
Wells Fargo net income	$22,894	23,057	21,878
Less: Preferred stock dividends and other	1,424	1,236	989
Wells Fargo net income applicable to common stock (numerator)	$21,470	21,821	20,889
Earnings per common share
Average common shares outstanding (denominator)	5,136.5	5,237.2	5,287.3
Per share	$4.18	4.17	3.95
Diluted earnings per common share
Average common shares outstanding	5,136.5	5,237.2	5,287.3
Add: Stock options	26.7	32.9	33.1
Restricted share rights	32.8	41.6	44.8
Warrants	13.8	12.7	6.0
Diluted average common shares outstanding (denominator)	5,209.8	5,324.4	5,371.2
Per share	$4.12	4.10	3.89

Antidilutive Warrants And Options Outstanding
Table 22.2 presents the outstanding options to purchase shares of common stock that were anti-dilutive (the exercise price was higher than the weighted-average market price), and therefore not included in the calculation of diluted earnings per common share.

Table 22.2: Outstanding Anti-Dilutive Options

	Weighted-average shares
	Year ended December 31,
(in millions)	2015	2014	2013
Options	5.7	8.0	11.1